T. ROWE PRICE Ultra Short-Term Bond Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 11.8%
Auto Backed 7.1%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  800 782
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B
0.76%, 12/18/25  7,500 7,234
ARI Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28 (1) 270 264
Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class A
2.97%, 3/20/24 (1) 6,280 6,256
Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class D
4.56%, 3/20/24 (1) 7,500 7,464
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24 (1) 6,530 6,459
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  13,700 13,392
Chase Auto Credit Linked Notes
Series 2020-1, Class B
0.991%, 1/25/28 (1) 1,123 1,104
Chase Auto Credit Linked Notes
Series 2020-2, Class B
0.84%, 2/25/28 (1) 2,237 2,184
Chase Auto Credit Linked Notes
Series 2021-2, Class B
0.889%, 12/26/28 (1) 12,856 12,413
Chase Auto Credit Linked Notes
Series 2021-3, Class B
0.76%, 2/26/29 (1) 10,269 9,872
Exeter Automobile Receivables Trust
Series 2021-2A, Class B
0.57%, 9/15/25  14,806 14,678
Exeter Automobile Receivables Trust
Series 2022-3A, Class B
4.86%, 12/15/26  5,400 5,377
Ford Credit Auto Lease Trust
Series 2020-B, Class B
1.00%, 11/15/23  2,250 2,240
Ford Credit Auto Lease Trust
Series 2021-A, Class B
0.47%, 5/15/24  17,400 16,996
T. ROWE PRICE Ultra Short-Term Bond Fund

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  5,195 5,016
GM Financial Automobile Leasing Trust
Series 2020-2, Class B
1.56%, 7/22/24  770 764
GM Financial Automobile Leasing Trust
Series 2020-3, Class B
0.76%, 10/21/24  2,215 2,177
GM Financial Automobile Leasing Trust
Series 2022-2, Class B
4.02%, 5/20/26  6,700 6,620
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 1,435 1,386
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class B
0.96%, 10/15/25 (1) 2,145 2,059
Hyundai Auto Lease Securitization Trust
Series 2020-B, Class B
0.81%, 10/15/24 (1) 1,930 1,897
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B
0.61%, 10/15/25 (1) 8,700 8,446
Hyundai Auto Lease Securitization Trust
Series 2021-B, Class B
0.62%, 3/16/26 (1) 20,345 19,401
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class A
1.37%, 10/15/24 (1) 201 201
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class B
1.45%, 10/16/28 (1) 1,235 1,216
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class B
1.44%, 4/17/28 (1) 216 216
Santander Drive Auto Receivables Trust
Series 2020-3, Class C
1.12%, 1/15/26  2,279 2,252
Santander Drive Auto Receivables Trust
Series 2021-3, Class B
0.60%, 12/15/25  11,000 10,846
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 954 953
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 10,500 10,481

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2020-B, Class B
0.82%, 12/20/24 (1) 11,555 10,960
Santander Retail Auto Lease Trust
Series 2021-B, Class B
0.84%, 6/20/25 (1) 13,860 13,051
Santander Retail Auto Lease Trust
Series 2021-C, Class B
0.83%, 3/20/26 (1) 10,135 9,562
World Omni Automobile Lease Securitization Trust
Series 2020-A, Class B
1.93%, 6/16/25  3,430 3,425
World Omni Automobile Lease Securitization Trust
Series 2020-B, Class B
0.70%, 2/17/26  7,250 7,038
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  5,585 5,408
230,090
Collateralized Debt Obligation 0.5%
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.51%, 1/20/28 (1) 729 722
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 3.54%, 1/18/28 (1) 771 761
Symphony Static I
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 0.83%, 3.613%, 10/25/29 (1) 14,924 14,700
16,183
Home Equity Loans Backed 0.2%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 6,915 5,981
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,672 1,443
7,424
Other Asset-Backed Securities 2.4%
ARI Fleet Lease Trust
Series 2021-A, Class A2
0.37%, 3/15/30 (1) 5,843 5,738
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 677 667
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 3,595 3,480

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 46 45
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 716 681
HPEFS Equipment Trust
Series 2021-2A, Class B
0.61%, 9/20/28 (1) 5,250 5,019
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 72 66
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 4,271 3,937
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 13,692 12,263
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M USD LIBOR + 0.69%, 3.058%, 4/20/62 (1) 5,122 5,005
Octane Receivables Trust
Series 2021-1A, Class A
0.93%, 3/22/27 (1) 9,093 8,810
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 7,492 7,208
Octane Receivables Trust
Series 2022-1A, Class A2
4.18%, 3/20/28 (1) 6,288 6,218
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 3,432 3,321
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 12,932 12,755
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 3,661 3,496
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 219 206
78,915
Student Loans 1.6%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 9,970 9,802

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Loan Trust
Series 2017-A, Class A2B, FRN
1M USD LIBOR + 0.90%, 3.291%, 12/16/58 (1) 431 430
Navient Private Education Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69 (1) 3,188 2,872
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 703 653
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 2,876 2,638
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 1,301 1,169
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, 7/15/69 (1) 6,281 5,541
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 9,738 8,538
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A
1.11%, 2/18/70 (1) 3,880 3,368
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 12,361 10,818
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 3,305 3,012
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 3.891%, 4/15/32 (1) 1,676 1,675
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 2,169 2,104
52,620
Total Asset-Backed Securities
(Cost $402,785) 385,232
CORPORATE BONDS 56.2%
Airlines 0.4%
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 13,698 13,587
13,587
Automotive 2.7%
BMW U.S. Capital, FRN, SOFRINDX + 0.53%, 2.582%, 4/1/24 (1) 10,000 9,970

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Daimler Trucks Finance North America, FRN, SOFR + 0.75%, 2.632%,
12/13/24 (1) 12,843 12,700
Daimler Trucks Finance North America, FRN, SOFR + 1.00%, 3.068%,
4/5/24 (1) 10,000 9,970
Hyundai Capital America, 0.80%, 1/8/24 (1) 1,000 950
Hyundai Capital America, 2.85%, 11/1/22 (1) 1,667 1,665
Nissan Motor, 3.043%, 9/15/23 (1) 17,346 17,045
Nissan Motor Acceptance, 3.45%, 3/15/23 (1) 5,528 5,482
Nissan Motor Acceptance, 3.875%, 9/21/23 (1) 5,000 4,948
Stellantis, 5.25%, 4/15/23  20,110 20,185
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1) 6,075 5,984
88,899
Banking 19.6%
AIB Group, 4.75%, 10/12/23 (1) 21,035 20,868
Banco Santander, 5.147%, 8/18/25  4,800 4,776
Banco Santander, FRN, SOFR + 1.24%, 3.535%, 5/24/24  5,000 5,001
Bank of America, FRN, SOFR + 0.69%, 2.934%, 4/22/25  15,000 14,747
Bank of Ireland Group, 4.50%, 11/25/23 (1) 27,452 27,241
Bank of Montreal, FRN, SOFRINDX + 0.32%, 2.437%, 7/9/24  10,000 9,868
Bank of Montreal, FRN, SOFRINDX + 0.68%, 2.478%, 3/10/23  5,500 5,493
Bank of Nova Scotia, FRN, SOFRINDX + 0.445%, 2.614%, 4/15/24  17,145 16,910
Bank of Nova Scotia, FRN, SOFRINDX + 0.55%, 2.432%, 9/15/23  12,544 12,499
Barclays, 4.375%, 9/11/24  11,420 11,275
Barclays, VR, 4.338%, 5/16/24 (2) 5,000 4,975
BDO Unibank, 2.95%, 3/6/23  11,650 11,621
BPCE, 5.70%, 10/22/23 (1) 34,423 34,619
Canadian Imperial Bank of Commerce, FRN, SOFRINDX + 0.40%,
2.242%, 12/14/23  6,257 6,210
Capital One Financial, FRN, SOFR + 1.35%, 3.644%, 5/9/25  10,000 9,864
Capital One Financial, VR, 2.636%, 3/3/26 (2) 7,060 6,692
Citigroup, FRN, SOFR + 0.669%, 2.963%, 5/1/25  15,000 14,702
Citizens Financial Group, 4.15%, 9/28/22 (1) 9,060 9,059
Credit Suisse, FRN, SOFRINDX + 1.26%, 3.555%, 2/21/25  4,000 3,925
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2) 14,030 13,928
Credit Suisse Group, VR, 4.207%, 6/12/24 (1)(2) 10,000 9,847
Danske Bank, 3.875%, 9/12/23 (1) 7,695 7,632
Danske Bank, 5.375%, 1/12/24 (1) 2,916 2,937
Danske Bank, VR, 1.171%, 12/8/23 (1)(2) 7,225 7,156
Danske Bank, VR, 3.773%, 3/28/25 (1)(2) 6,675 6,500
Deutsche Bank, Series E, FRN, SOFR + 0.50%, 2.794%, 11/8/23  20,000 19,790
Goldman Sachs Group, FRN, SOFR + 0.50%, 2.298%, 9/10/24  10,000 9,837
Goldman Sachs Group, FRN, SOFR + 0.58%, 2.345%, 3/8/24  10,000 9,901
Goldman Sachs Group, FRN, SOFR + 0.70%, 2.935%, 1/24/25  9,950 9,771
Goldman Sachs Group, FRN, SOFR + 1.39%, 3.272%, 3/15/24  5,000 5,002
HSBC Holdings, 4.25%, 3/14/24  20,041 19,952
HSBC Holdings, FRN, SOFR + 0.58%, 2.875%, 11/22/24  10,000 9,751

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ICICI Bank, 3.25%, 9/9/22  11,200 11,198
ING Bank, 5.80%, 9/25/23  3,307 3,338
Intesa Sanpaolo, 3.375%, 1/12/23 (1) 15,000 14,920
Intesa Sanpaolo, 5.25%, 1/12/24  9,510 9,511
JPMorgan Chase, FRN, SOFR + 0.535%, 2.831%, 6/1/25  10,000 9,809
JPMorgan Chase, FRN, SOFR + 0.58%, 2.56%, 6/23/25  10,000 9,797
KEB Hana Bank, 4.625%, 10/24/23  12,500 12,523
Lloyds Banking Group, VR, 2.907%, 11/7/23 (2) 5,000 4,983
Morgan Stanley, FRN, SOFR + 0.95%, 3.245%, 2/18/26  14,925 14,690
Morgan Stanley, FRN, SOFR + 1.165%, 3.374%, 4/17/25  10,000 9,928
Nationwide Building Society, VR, 3.766%, 3/8/24 (1)(2) 10,029 9,973
NatWest Group, VR, 2.359%, 5/22/24 (2) 5,000 4,910
NatWest Markets, FRN, SOFR + 0.53%, 2.824%, 8/12/24 (1) 6,315 6,228
NatWest Markets, FRN, SOFR + 1.45%, 3.405%, 3/22/25 (1) 2,483 2,481
Nordea Bank, 4.25%, 9/21/22 (1) 14,848 14,849
Santander U.K., 5.00%, 11/7/23 (1) 5,000 4,993
Santander U.K. Group Holdings, VR, 1.089%, 3/15/25 (2) 10,510 9,851
Societe Generale, 5.00%, 1/17/24 (1) 7,815 7,797
Societe Generale, FRN, SOFR + 1.05%, 3.268%, 1/21/26 (1) 10,000 9,682
Standard Chartered, 3.95%, 1/11/23 (1) 23,807 23,753
Standard Chartered, 5.20%, 1/26/24 (1) 2,157 2,161
Standard Chartered, FRN, SOFR + 0.93%, 3.225%, 11/23/25 (1) 5,000 4,878
Standard Chartered, VR, 1.319%, 10/14/23 (1)(2) 1,915 1,907
State Bank of India, 4.50%, 9/28/23  13,300 13,331
Toronto-Dominion Bank, FRN, SOFR + 0.22%, 2.516%, 6/2/23  10,000 9,963
Toronto-Dominion Bank, FRN, SOFR + 0.35%, 2.148%, 9/10/24  10,000 9,813
Truist Financial, FRN, SOFR + 0.40%, 2.182%, 6/9/25  20,000 19,536
UBS, FRN, SOFR + 0.36%, 2.654%, 2/9/24 (1) 10,000 9,930
Wells Fargo, FRN, SOFR + 1.32%, 3.555%, 4/25/26  9,900 9,885
638,967
Cable Operators 0.6%
Charter Communications Operating, 4.908%, 7/23/25  12,940 12,909
Cox Communications, 3.15%, 8/15/24 (1) 7,900 7,673
20,582
Chemicals 1.5%
Celanese U.S. Holdings, 5.90%, 7/5/24  20,000 20,148
Cytec Industries, 3.50%, 4/1/23  23,569 23,296
International Flavors & Fragrances, 3.20%, 5/1/23  4,303 4,254
47,698
Drugs 0.5%
Gilead Sciences, 0.75%, 9/29/23  8,794 8,505
Perrigo Finance Unlimited, 3.90%, 12/15/24  3,364 3,191
Viatris, 1.65%, 6/22/25  4,360 3,974
15,670
Energy 5.9%
Boardwalk Pipelines, 3.375%, 2/1/23  9,227 9,197

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  12,218 12,462
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  5,500 5,637
Continental Resources, 4.50%, 4/15/23  5,825 5,818
Devon Energy, 8.25%, 8/1/23  35,159 36,126
Ecopetrol, 5.875%, 9/18/23  7,900 7,915
Energy Transfer Partners, 4.50%, 11/1/23  4,209 4,209
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 24,536 23,917
Kinder Morgan, 5.625%, 11/15/23 (1) 6,186 6,231
MPLX, 4.50%, 7/15/23  4,725 4,731
MPLX, 4.875%, 6/1/25  5,341 5,368
Plains All American Pipeline, 2.85%, 1/31/23  13,361 13,271
Plains All American Pipeline, 3.85%, 10/15/23  9,815 9,744
Sabine Pass Liquefaction, 5.625%, 4/15/23  45,425 45,643
Williams, 3.70%, 1/15/23  3,306 3,318
193,587
Entertainment & Leisure 0.0%
Smithsonian Institution, 0.895%, 9/1/22  800 800
800
Financial 2.8%
AerCap Ireland Capital, 1.65%, 10/29/24  7,230 6,690
AerCap Ireland Capital, 4.125%, 7/3/23  22,810 22,662
AerCap Ireland Capital, 4.50%, 9/15/23  2,075 2,063
AerCap Ireland Capital, 4.875%, 1/16/24  2,000 1,988
AerCap Ireland Capital, FRN, SOFR + 0.68%, 2.715%, 9/29/23  6,835 6,750
Ally Financial, 4.625%, 3/30/25  1,475 1,472
Ally Financial, 5.125%, 9/30/24  6,400 6,471
CNO Financial Group, 5.25%, 5/30/25  2,000 2,007
General Motors Financial, 4.15%, 6/19/23  1,390 1,390
General Motors Financial, FRN, SOFR + 0.62%, 2.789%, 10/15/24  15,000 14,636
General Motors Financial, FRN, SOFR + 0.76%, 2.525%, 3/8/24  20,000 19,706
Western Union, 2.85%, 1/10/25  1,890 1,809
Western Union, 4.25%, 6/9/23  3,050 3,040
90,684
Food/Tobacco 0.9%
BAT Capital, 2.789%, 9/6/24  8,173 7,939
Imperial Brands Finance, 3.125%, 7/26/24 (1) 4,200 4,041
Imperial Brands Finance, 3.50%, 2/11/23 (1) 17,510 17,508
29,488
Forest Products 0.3%
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  10,000 10,026
10,026
Gas & Gas Transmission 0.1%
Kinder Morgan Energy Partners, 3.45%, 2/15/23  5,000 4,988
4,988
Health Care 1.9%

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HCA, 5.00%, 3/15/24  9,900 9,962
Humana, 0.65%, 8/3/23  20,255 19,654
Mylan, 3.125%, 1/15/23 (1) 11,246 11,246
Mylan, 4.20%, 11/29/23  8,761 8,756
Stryker, 0.60%, 12/1/23  3,370 3,236
Thermo Fisher Scientific, FRN, SOFR + 0.53%, 2.707%, 10/18/24  8,250 8,177
61,031
Industrial - Other 0.2%
GC Treasury Center, 4.25%, 9/19/22  5,000 5,000
5,000
Information Technology 1.4%
Analog Devices, FRN, SOFR + 0.25%, 2.302%, 10/1/24  3,225 3,180
Baidu, 3.50%, 11/28/22  4,890 4,888
Baidu, 3.875%, 9/29/23  1,000 997
Equifax, 3.95%, 6/15/23  4,000 3,991
Marvell Technology, 4.20%, 6/22/23  7,624 7,586
Microchip Technology, 0.972%, 2/15/24  7,600 7,217
Microchip Technology, 2.67%, 9/1/23  4,595 4,526
Microchip Technology, 4.333%, 6/1/23  9,764 9,777
Skyworks Solutions, 0.90%, 6/1/23  3,075 2,997
VMware, 1.00%, 8/15/24  2,000 1,872
47,031
Insurance 2.0%
Athene Global Funding, 1.20%, 10/13/23 (1) 4,040 3,887
Athene Global Funding, 2.50%, 1/14/25 (1) 4,103 3,862
Athene Global Funding, 2.514%, 3/8/24 (1) 5,000 4,815
Athene Global Funding, FRN, SOFR + 0.70%, 2.995%, 5/24/24 (1) 5,000 4,891
Athene Global Funding, FRN, SOFR + 0.715%, 2.818%, 1/7/25 (1) 9,850 9,543
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 970 914
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 2.886%,
4/12/24 (1) 18,003 17,805
Equitable Financial Life Global Funding, FRN, SOFR + 0.39%, 2.494%,
4/6/23 (1) 10,000 9,965
Liberty Mutual Group, 4.25%, 6/15/23 (1) 1,227 1,225
Principal Life Global Funding II, FRN, SOFR + 0.45%, 2.576%,
4/12/24 (1) 4,800 4,758
Trinity Acquisition, 4.625%, 8/15/23  2,202 2,210
63,875
Investment Dealers 0.3%
Charles Schwab, FRN, SOFRINDX + 0.50%, 2.43%, 3/18/24  10,000 9,950
9,950
Lodging 1.1%
Hyatt Hotels, 1.30%, 10/1/23  6,255 6,049
Hyatt Hotels, FRN, SOFRINDX + 1.05%, 3.102%, 10/1/23  12,552 12,443
Marriott International, 3.125%, 2/15/23  9,128 9,088

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Marriott International, Series Z, 4.15%, 12/1/23  8,984 8,988
36,568
Manufacturing 0.3%
Siemens Financieringsmaatschappij, FRN, SOFR + 0.43%, 2.24%,
3/11/24 (1) 10,000 9,988
9,988
Media & Communications 1.6%
Magallanes, 3.428%, 3/15/24 (1) 4,965 4,852
Magallanes, 3.638%, 3/15/25 (1) 10,805 10,416
Magallanes, FRN, SOFRINDX + 1.78%, 3.662%, 3/15/24 (1) 9,925 9,922
PCCW-HKT Capital No 5, 3.75%, 3/8/23  6,931 6,922
SES, 3.60%, 4/4/23 (1) 20,064 19,914
52,026
Metals & Mining 0.5%
Anglo American Capital, 4.125%, 9/27/22 (1) 6,000 5,998
POSCO Holdings, 2.375%, 1/17/23  4,000 3,976
POSCO Holdings, 4.00%, 8/1/23  5,225 5,217
15,191
Oil Field Services 0.6%
Energy Transfer, 3.60%, 2/1/23  5,275 5,255
Energy Transfer, 4.25%, 3/15/23  2,000 1,990
Energy Transfer, 5.875%, 1/15/24  6,578 6,652
Energy Transfer, Series 5Y, 4.20%, 9/15/23  6,570 6,554
20,451
Other Telecommunications 0.1%
British Telecommunications, 4.50%, 12/4/23  4,234 4,233
4,233
Petroleum 0.3%
Enbridge, FRN, SOFRINDX + 0.63%, 2.925%, 2/16/24  9,775 9,675
9,675
Railroads 0.2%
Eastern Creation II Investment Holdings, 1.00%, 9/10/23  7,970 7,731
7,731
Real Estate Investment Trust Securities 1.0%
Essex Portfolio, 3.25%, 5/1/23  1,541 1,539
Highwoods Realty, 3.625%, 1/15/23  21,934 21,933
Public Storage, FRN, SOFR + 0.47%, 2.705%, 4/23/24  6,305 6,266
Realty Income, 4.60%, 2/6/24  1,636 1,646
31,384
Retail 0.8%
7-Eleven, 0.625%, 2/10/23 (1) 2,440 2,403
Nordstrom, 2.30%, 4/8/24  9,395 8,749
QVC, 4.85%, 4/1/24  16,245 15,616
26,768
Services 0.2%
CDW, 5.50%, 12/1/24  3,675 3,739

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nature Conservancy, Series A, 0.467%, 7/1/23  850 826
Nature Conservancy, Series A, 0.625%, 7/1/24  650 611
5,176
Telephones 0.7%
AT&T, FRN, SOFRINDX + 0.64%, 2.635%, 3/25/24  13,328 13,260
Ooredoo International Finance, 3.25%, 2/21/23  9,500 9,477
22,737
Transportation 0.8%
HPHT Finance, 2.75%, 9/11/22  15,200 15,192
Penske Truck Leasing, 4.125%, 8/1/23 (1) 1,300 1,293
Triton Container International, 0.80%, 8/1/23 (1) 9,230 8,870
25,355
Transportation (Excluding Railroads) 1.1%
Sydney Airport Finance, 3.90%, 3/22/23 (1) 35,651 35,559
35,559
Utilities 4.9%
Alexander Funding Trust, 1.841%, 11/15/23 (1) 10,990 10,432
Edison International, 2.40%, 9/15/22  15,000 14,992
Edison International, 2.95%, 3/15/23  5,000 4,981
Edison International, 3.125%, 11/15/22  9,971 9,952
Hero Asia Investment, 1.50%, 11/18/23  12,800 12,368
NextEra Energy Capital Holdings, FRN, SOFR + 0.40%, 2.694%,
11/3/23  39,800 39,458
NRG Energy, 3.75%, 6/15/24 (1) 670 650
Pacific Gas & Electric, 3.25%, 6/15/23  5,000 4,947
Pacific Gas & Electric, 4.25%, 8/1/23  2,500 2,488
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,848
Pacific Gas & Electric, FRN, SOFRINDX + 1.15%, 3.444%, 11/14/22  1,845 1,841
Saudi Electricity Global Sukuk, 3.473%, 4/8/23  6,000 5,983
Southern, STEP, 4.475%, 8/1/24  8,315 8,331
Southern California Edison, FRN, SOFR + 0.83%, 2.882%, 4/1/24  2,475 2,450
Southern California Edison, Series D, 3.40%, 6/1/23  2,350 2,340
State Grid Overseas Investment, 3.75%, 5/2/23  4,714 4,718
Vistra Operations, 3.55%, 7/15/24 (1) 24,655 23,730
159,509
Wireless Communications 0.9%
SBA Tower Trust, 3.448%, 3/15/23 (1) 15,000 14,925
Sprint, 7.125%, 6/15/24  14,750 15,229
30,154
Total Corporate Bonds
(Cost $1,872,412) 1,834,368

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.6%
Energy 0.3%
Korea National Oil, 1.75%, 4/18/25 (3) 10,500 9,825
Foreign Govt & Muni (Excl Canadian) 1.3%
Japan Treasury Discount Bill, (0.12)%, 11/7/22 (JPY)  2,704,850 19,474
Japan Treasury Discount Bill, (0.12)%, 11/21/22 (JPY)  3,167,950 22,808
42,282
Total Foreign Government Obligations & Municipalities
(Cost $53,039) 52,107
MUNICIPAL SECURITIES 0.6%
California 0.1%
California Municipal Fin. Auth., National Univ., Series B, 3.323%,
4/1/23  1,030 1,025
Port of Oakland, Senior Lien, Series R, 0.821%, 5/1/23  1,040 1,019
2,044
Illinois 0.0%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.708%,
12/1/22  680 677
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  870 848
1,525
Iowa 0.0%
Iowa Tobacco Settlement Auth., Series A-1, 0.663%, 6/1/23  1,500 1,462
1,462
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A,
1.503%, 7/1/23  250 246
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  2,125 2,070
2,316
New Jersey 0.0%
New Jersey Turnpike Auth., Series B, 0.473%, 1/1/23  150 149
149
Oregon 0.0%
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.73%, 8/15/23  1,710 1,676
1,676
South Dakota 0.1%
Educational Enhancement Funding, 0.706%, 6/1/23  2,700 2,638
2,638
Texas 0.1%
Central Texas Regional Mobility Auth., Senior Lien, Series C, 1.345%,
1/1/24  500 483

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.486%,
1/1/23  170 169
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.645%,
1/1/24  510 493
Dallas/Fort Worth Int'l. Airport, Series C, 1.041%, 11/1/23  500 485
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
0.923%, 9/1/22 (4) 450 450
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
1.071%, 9/1/23 (4) 475 462
2,542
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  5,415 5,310
5,310
Total Municipal Securities
(Cost $20,104) 19,662
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 15.2%
Commercial Mortgage-Backed Securities 2.3%
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M USD LIBOR + 0.92%, 3.311%, 10/15/36 (1) 1,462 1,444
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M USD LIBOR + 0.93%, 3.321%, 10/15/37 (1) 4,843 4,723
BX Commercial Mortgage Trust
Series 2021-SOAR, Class A, ARM
1M USD LIBOR + 0.67%, 3.062%, 6/15/38 (1) 4,962 4,793
BX Trust
Series 2021-ARIA, Class A, ARM
1M USD LIBOR + 0.899%, 3.29%, 10/15/36 (1) 3,100 2,964
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 3.191%, 2/15/38 (1) 3,000 2,905
Goldman Sachs Mortgage Securities Trust
Series 2021-ROSS, Class A, ARM
1M USD LIBOR + 1.15%, 3.542%, 5/15/26 (1) 6,665 6,392
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 3.425%, 12/15/36 (1) 10,000 9,775
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class A, ARM
1M USD LIBOR + 1.00%, 3.391%, 9/15/29 (1) 4,303 4,243

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 3.741%, 9/15/29 (1) 7,000 6,798
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 3.762%, 10/15/33 (1) 9,870 9,571
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, ARM
1M USD LIBOR + 0.55%, 2.941%, 12/15/37 (1) 2,840 2,745
MHC Trust
Series 2021-MHC2, Class A, ARM
1M USD LIBOR + 0.85%, 3.241%, 5/15/38 (1) 12,500 12,156
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M USD LIBOR + 0.70%, 3.091%, 3/15/36 (1) 7,110 6,855
75,364
Whole Loans Backed 12.9%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 1,436 1,386
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 5,627 5,034
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 86 86
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1) 108 107
Angel Oak Mortgage Trust I
Series 2019-1, Class A3, CMO, ARM
4.124%, 11/25/48 (1) 108 107
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 48 48
Angel Oak Mortgage Trust I
Series 2019-2, Class A2, CMO, ARM
3.782%, 3/25/49 (1) 22 22
Angel Oak Mortgage Trust I
Series 2019-2, Class A3, CMO, ARM
3.833%, 3/25/49 (1) 17 17
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51 (1) 4,885 4,509
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, ARM
3.50%, 1/28/58 (1) 237 231

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 11,905 10,857
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 1,530 1,473
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 3.644%, 1/25/30  1,747 1,745
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 10/25/30  3,417 3,401
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 10/25/30  1,696 1,687
Connecticut Avenue Securities
Series 2021-R01, Class 1M1, CMO, ARM
SOFR30A + 0.75%, 2.933%, 10/25/41 (1) 646 644
Connecticut Avenue Securities
Series 2021-R02, Class 2M1, CMO, ARM
SOFR30A + 0.90%, 3.083%, 11/25/41 (1) 19,845 19,644
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 3.383%, 1/25/42 (1) 3,870 3,843
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 4.933%, 5/25/42 (1) 5,385 5,473
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 6,278 5,799
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 6,544 5,731
Eagle RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 3.733%, 4/25/34 (1) 7,385 7,356
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 5,255 4,720
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 8,044 7,071
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66 (1) 10,982 9,391
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 314 306

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 3,434 3,281
GCAT Trust
Series 2021-NQM4, Class A1, CMO, ARM
1.093%, 8/25/66 (1) 11,293 9,612
GCAT Trust
Series 2021-NQM5, Class A1, CMO, ARM
1.262%, 7/25/66 (1) 15,881 13,345
Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1) 1,268 1,174
Goldman Sachs Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A6, CMO, ARM
2.50%, 10/25/51 (1) 15,951 14,835
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 438 434
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 9,687 8,102
JPMorgan Mortgage Trust
Series 2020-INV2, Class A4A, CMO, ARM
2.50%, 10/25/50 (1) 352 348
MFA Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.029%, 11/25/64 (1) 8,319 7,369
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 2,005 1,892
New Residential Mortgage Loan Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.156%, 11/27/56 (1) 12,899 11,421
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 18,635 16,621
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.85%, 3.294%, 4/25/48 (1) 216 214
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 3.344%, 10/25/59 (1) 228 223
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 815 758
OBX Trust
Series 2020-EXP1, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.75%, 3.194%, 2/25/60 (1) 3 3

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 4,322 4,052
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.90%, 3.159%, 12/25/49 (1) 579 559
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 9,062 8,084
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 14,320 11,788
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 11,289 10,162
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 11,997 10,828
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 284 272
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 99 96
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 5,282 4,909
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 16,714 14,337
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 4,030 3,731
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 3,076 2,890
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, CMO, ARM
1.127%, 6/25/56 (1) 12,767 10,476
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 19,954 17,621
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M1, CMO, ARM
SOFR30A + 0.75%, 2.933%, 10/25/33 (1) 8,168 8,124
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, CMO, ARM
SOFR30A + 0.80%, 2.983%, 10/25/41 (1) 20,800 20,580

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 3.033%, 11/25/41 (1) 17,795 17,616
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, CMO, ARM
SOFR30A + 0.70%, 2.883%, 12/25/33 (1) 3,784 3,758
Structured Agency Credit Risk Debt Notes
Series 2021-HQA3, Class M1, CMO, ARM
SOFR30A + 0.85%, 3.033%, 9/25/41 (1) 9,827 9,547
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M1, CMO, ARM
SOFR30A + 0.95%, 3.133%, 12/25/41 (1) 9,950 9,666
Toorak Mortgage
Series 2021-INV1, Class A1, CMO, ARM
1.153%, 7/25/56 (1) 7,725 6,958
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 34 34
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 86 85
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 179 173
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 3.044%, 2/25/57 (1) 167 165
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 389 378
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1) 622 608
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 4,896 4,444
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 1,400 1,375
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1) 691 687
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 1,220 1,186
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 803 782

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 915 901
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65 (1) 1,188 1,138
Verus Securitization Trust
Series 2020-5, Class A1, CMO, STEP
1.218%, 5/25/65 (1) 3,485 3,286
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 934 918
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 6,756 6,051
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 5,611 4,965
Verus Securitization Trust
Series 2021-5, Class A1, CMO, ARM
1.013%, 9/25/66 (1) 14,497 12,690
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 2,624 2,458
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 10,013 9,476
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 3,255 3,065
421,239
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $539,443) 496,603
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, CMO, ARM, 1M USD LIBOR + 0.35%,
2.741%, 2/15/45  197 195
Federal National Mortgage Assn., CMO, ARM, 1M USD LIBOR +
0.40%, 2.844%, 1/25/45  161 160
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $358) 355

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.1%
U S Treasury Obligations 3.1%
U.S. Treasury Bills, 0.91%, 9/6/22 (5) 57,000 56,983
U.S. Treasury Bills, 1.01%, 9/13/22 (3) 21,000 20,985
U.S. Treasury Bills, 2.34%, 1/26/23 (5) 21,000 20,739
98,707
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $98,719) 98,707
SHORT-TERM INVESTMENTS 10.9%
Commercial Paper 10.9%
4(2) 10.9%(6)
Arrow Electronics, 2.952%, 9/7/22  9,000 8,995
Arrow Electronics, 3.002%, 9/2/22  1,775 1,775
Arrow Electronics, 3.003%, 9/1/22  10,000 9,999
Arrow Electronics, 3.003%, 9/8/22  9,800 9,794
Canadian Natural Resources, 3.115%, 9/19/22  22,250 22,216
Conagra Foods, 3.004%, 9/9/22  28,000 27,980
Constellation Brands, 2.945%, 9/13/22  9,557 9,547
Crown Castle, 3.361%, 10/4/22  10,000 9,971
Crown Castle International, 3.00%, 9/1/22  1,100 1,100
Crown Castle International, 3.228%, 9/6/22  19,550 19,541
Enel Finance, 3.299%, 4/21/23  4,750 4,626
Enel Finance, 3.621%, 10/11/22  15,000 14,951
Enel Finance, 3.622%, 11/2/22  5,000 4,972
Energy Transfer Partners, 2.95%, 9/1/22  14,750 14,749
Harley-Davidson Financial Services, 2.954%, 9/12/22  5,000 4,996
Motorola Solutions, 3.052%, 9/8/22  15,000 14,991
Oneok, 2.75%, 9/1/22  15,000 14,999
Oneok, 2.986%, 9/23/22  25,000 24,956
Ovintiv, 3.308%, 9/19/22  30,000 29,958
Ovintiv, 3.308%, 9/20/22  275 275
Plains All American Pipeline, 2.80%, 9/1/22  5,000 5,000
Rogers Communications, 3.009%, 9/29/22  30,000 29,934
Syngenta Wilmington, 3.306%, 9/13/22  32,275 32,240
Taraga Resources, 3.208%, 9/6/22  30,600 30,589
Viatris, 3.36%, 9/19/22  8,000 7,988
Total Commercial Paper 356,142

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 2.36% (7)(8) 3 3
Total Money Market Funds 3
Total Short-Term Investments
(Cost $356,142) 356,145
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 2.36% (7)(8) 7,863 7,863
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank 7,863
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 2.36% (7)(8) 16,320 16,320
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company 16,320
Total Securities Lending Collateral
(Cost $24,183) 24,183
Total Investments in Securities 100.1%
(Cost $3,367,185) $ 3,267,362
Other Assets Less Liabilities (0.1)% (4,838)
Net Assets 100.0% $ 3,262,524
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,397,630 and represents 42.8% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at August 31, 2022.
(4) Insured by Assured Guaranty Municipal Corporation
(5) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $356,142 and represents 10.9% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
SOFR Secured overnight financing rate
SOFRINDX (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/22 10,000 30 16 14
Goldman Sachs, Protection Sold (Relevant
Credit: Pioneer Natural Resources, BBB*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/22 20,000 85 48 37
Total Bilateral Credit Default Swaps, Protection Sold 64 51
Total Bilateral Swaps 64 51
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/23 25,000 56 295 (239)
Protection Sold (Relevant Credit: Bank of
America, A-*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/23 20,000 155 277 (122)
Protection Sold (Relevant Credit: Citibank,
BBB+*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/23 20,000 141 269 (128)
Protection Sold (Relevant Credit: Devon
Energy, Baa3*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/23 10,000 44 22 22
Protection Sold (Relevant Credit: Devon
Energy, Baa3*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/24 10,000 52 19 33
Protection Sold (Relevant Credit: Hess,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/24 10,000 72 54 18
Protection Sold (Relevant Credit: Lennar,
Baa2*), Receive 5.00% Quarterly, Pay
upon credit default, 6/20/23 10,000 429 516 (87)
Protection Sold (Relevant Credit: T-Mobile
US, Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 6/21/27 * 10,000 430 525 (95)

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Verizon
Communications, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 25,000 98 343 (245)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (843)
Total Centrally Cleared Swaps (843)
Net payments (receipts) of variation margin to date 811
Variation margin receivable (payable) on centrally cleared swaps $ (32)
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/21/22 USD 23,347 JPY 3,167,950 $ 375
Barclays Bank 11/7/22 USD 20,208 JPY 2,704,850 623
Net unrealized gain (loss) on open forward
currency exchange contracts $ 998

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 175 Eurodollar 90-Day 12/22 41,972 $ (68)
Short, 23 U.S. Treasury Long Bond contracts 12/22 (3,124) 1
Short, 393 U.S. Treasury Notes five year contracts 12/22 (43,552) 150
Short, 227 U.S. Treasury Notes ten year contracts 12/22 (26,538) 99
Short, 1,026 U.S. Treasury Notes two year contracts 12/22 (213,745) 308
Short, 175 Eurodollar 90-Day 9/23 (42,033) 155
Net payments (receipts) of variation margin to date (620)
Variation margin receivable (payable) on open futures contracts $ 25

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ — $ — $ 24++
Totals $ —# $ — $ 24+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 3  ¤  ¤ $ 24,186
Total $ 24,186^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $24,186.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Ultra Short-Term Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the

T. ROWE PRICE Ultra Short-Term Bond Fund

Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Ultra Short-Term Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,887,034 $ — $ 2,887,034
Short-Term Investments 3 356,142 — 356,145
Securities Lending Collateral 24,183 — — 24,183
Total Securities 24,186 3,243,176 — 3,267,362
Swaps* — 188 — 188
Forward Currency Exchange
Contracts — 998 — 998
Futures Contracts* 713 — — 713
Total $ 24,899 $ 3,244,362 $ — $ 3,269,261
Liabilities
Swaps* $ — $ 916 $ — $ 916
Futures Contracts* 68 — — 68
Total $ 68 $ 916 $ — $ 984
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F188-054Q1 08/22